Exhibit 99.1

World Omni Auto Receivables Trust 2022-C

Monthly Servicer Certificate

August 31, 2023

Dates Covered
Collections Period	08/01/23 - 08/31/23
Interest Accrual Period	08/15/23 - 09/14/23
30/360 Days	30
Actual/360 Days	31
Distribution Date	09/15/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/23	660,892,379.88	33,445
Yield Supplement Overcollateralization Amount 07/31/23	57,454,302.02	0
Receivables Balance 07/31/23	718,346,681.90	33,445
Principal Payments	25,618,254.33	610
Defaulted Receivables	714,078.85	27
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/23	54,522,870.91	0
Pool Balance at 08/31/23	637,491,477.81	32,808

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.60%
Prepayment ABS Speed	1.40%
Aggregate Starting Principal Balance	1,123,484,105.00	42,981

Delinquent Receivables:
Past Due 31-60 days	7,562,964.25	289
Past Due 61-90 days	3,206,622.00	111
Past Due 91-120 days	475,715.48	23
Past Due 121+ days	0.00	0
Total	11,245,301.73	423

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.63%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.53%
Delinquency Trigger Occurred	NO

Recoveries	474,499.97
Aggregate Net Losses/(Gains) - August 2023	239,578.88
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.40%
Prior Net Losses/(Gains) Ratio	0.47%
Second Prior Net Losses/(Gains) Ratio	0.24%
Third Prior Net Losses/(Gains) Ratio	0.28%
Four Month Average	0.35%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.27%

Overcollateralization Target Amount	5,737,423.30
Actual Overcollateralization	5,737,423.30
Weighted Average Contract Rate	4.44%
Weighted Average Contract Rate, Yield Adjusted	8.79%
Weighted Average Remaining Term	50.36

Flow of Funds	$ Amount
Collections	28,763,043.77
Investment Earnings on Cash Accounts	35,202.61
Servicing Fee	(598,622.23)
Transfer to Collection Account	-
Available Funds	28,199,624.15

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,875,553.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	103,442.92
(5) Noteholders' Second Priority Principal Distributable Amount	2,322,870.65
(6) Class C Interest	55,350.58
(7) Noteholders' Third Priority Principal Distributable Amount	15,130,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,737,423.30
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,974,983.35

Total Distributions of Available Funds	28,199,624.15

Servicing Fee	598,622.23
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	966,300,000.00
Original Class B	30,350,000.00
Original Class C	15,130,000.00

Total Class A, B, & C
Note Balance @ 08/15/23	654,944,348.46
Principal Paid	23,190,293.95
Note Balance @ 09/15/23	631,754,054.51

Class A-1
Note Balance @ 08/15/23	0.00
Principal Paid	0.00
Note Balance @ 09/15/23	0.00
Note Factor @ 09/15/23	0.0000000%

Class A-2
Note Balance @ 08/15/23	257,864,348.46
Principal Paid	23,190,293.95
Note Balance @ 09/15/23	234,674,054.51
Note Factor @ 09/15/23	57.9871644%

Class A-3
Note Balance @ 08/15/23	252,900,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	252,900,000.00
Note Factor @ 09/15/23	100.0000000%

Class A-4
Note Balance @ 08/15/23	98,700,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	98,700,000.00
Note Factor @ 09/15/23	100.0000000%

Class B
Note Balance @ 08/15/23	30,350,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	30,350,000.00
Note Factor @ 09/15/23	100.0000000%

Class C
Note Balance @ 08/15/23	15,130,000.00
Principal Paid	0.00
Note Balance @ 09/15/23	15,130,000.00
Note Factor @ 09/15/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,034,346.85
Total Principal Paid	23,190,293.95
Total Paid	25,224,640.80

Class A-1
Coupon	2.96900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	3.73000%
Interest Paid	801,528.35
Principal Paid	23,190,293.95
Total Paid to A-2 Holders	23,991,822.30

Class A-3
Coupon	3.66000%
Interest Paid	771,345.00
Principal Paid	0.00
Total Paid to A-3 Holders	771,345.00

Class A-4
Coupon	3.68000%
Interest Paid	302,680.00
Principal Paid	0.00
Total Paid to A-4 Holders	302,680.00

Class B
Coupon	4.09000%
Interest Paid	103,442.92
Principal Paid	0.00
Total Paid to B Holders	103,442.92

Class C
Coupon	4.39000%
Interest Paid	55,350.58
Principal Paid	0.00
Total Paid to C Holders	55,350.58

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0106613
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.9202929
Total Distribution Amount	24.9309542

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.9805494
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	57.3024313
Total A-2 Distribution Amount	59.2829807

A-3 Interest Distribution Amount	3.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.0500000

A-4 Interest Distribution Amount	3.0666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.0666667

B Interest Distribution Amount	3.4083334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	3.4083334

C Interest Distribution Amount	3.6583331
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	3.6583331

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	100.16
Noteholders' Third Priority Principal Distributable Amount	652.43
Noteholders' Principal Distributable Amount	247.41

Account Balances	$ Amount
Reserve Account
Balance as of 08/15/23	5,058,901.50
Investment Earnings	22,597.90
Investment Earnings Paid	(22,597.90)
Deposit/(Withdrawal)	-
Balance as of 09/15/23	5,058,901.50
Change	-

Required Reserve Amount	5,058,901.50

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,827,552.28	$5,011,529.09	$5,387,382.93
Number of Extensions	166	170	182
Ratio of extensions to Beginning of Period Receivables Balance	0.67%	0.67%	0.70%